GOODWILL - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	5.00%	5.00%
Goodwill | Infrastructure | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	700.00%
Cash Flow Period	1 year
Goodwill | Infrastructure | Bottom of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	10.00%
Goodwill | Infrastructure | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	2100.00%
Cash Flow Period	26 years
Goodwill | Infrastructure | Top of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	20.00%
Goodwill | Private Equity and Other
Disclosure of reconciliation of changes in goodwill [line items]
Cash Flow Period	5 years
Goodwill | Private Equity and Other | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.80%
Discount rate used in current estimate of value in use	8.70%
Revenue Growth Rate Used in Current Estimate Of Fair Value	0.046
Goodwill | Private Equity and Other | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate used in current estimate of value in use	11.90%
Revenue Growth Rate Used in Current Estimate Of Fair Value	0.121
Goodwill | Renewable Power | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	300.00%
Cash Flow Period	2 years
Goodwill | Renewable Power | Bottom of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	10.00%
Goodwill | Renewable Power | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	500.00%
Cash Flow Period	7 years
Goodwill | Renewable Power | Top of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	14.00%
Goodwill | Center Parcs [Member] | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Goodwill | Center Parcs [Member] | Real Estate LP and Other
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	11.40%
Terminal Capitalization Rate	6.00%